RELATED PARTY TRANSACTIONS (Schedule of Amount Due from Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014
Related Party Transaction [Line Items]
Amount due from related parties-trading		$ 2,752		$ 953
Beijing Dayun Culture Communication Co. Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[1]	233		$ 796
Beijing AirMedia Advertising Co., Ltd. ("AM Jinshi") [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading		1,182	[2]		[3]
Beijing AirMedia Lianhe Advertising Company ( AirMedia Lianhe ) [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	615
AirMedia city ( Beijing ) Outdoor Advertising Company (AM Outdoor ) [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	360
Beijing AirMedia Jinshi Advertising Co., Ltd. ("TianJin Jinshii") [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[2]	$ 362
BEMC [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	[4]			$ 157

[1]	The amounts due from Dayun Culture represent the unreceived consideration of $796 and $233 for selling 20% of equity interests in AirMedia Lianhe as of December 31, 2014 and 2015.
[2]	The amounts due from AM Jinshi, AirMedia Lianhe, AM Outdoor and TianJin Jinshi represents the amount of concession using fees receivable as of December 31, 2015.
[3]	The amounts due to AirTV United raised from the restructuring before the disposal in Note 1. The amounts represents the intra-company loans to AirTV United as of December 31, 2015.
[4]	The amounts due from BEMC represent the uncollected advertising revenues earned from BEMC as of December 31, 2014.